Pay vs Performance Disclosure - USD ($)	2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures provide certain information regarding the relationship between the compensation actually paid to the Company’s President and CEO (CEO), and its other named executive officers (Other NEOs) and the Company’s financial performance, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. This disclosure does not necessarily reflect value actually realized by the executives or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance.

The following table sets forth the following for each of the last three completed fiscal years: (i) the total compensation of the CEO and the average of the total compensation paid to the Other NEOs, as presented in the Summary Compensation Table for such year, (ii) the compensation “actually paid” to the CEO and the average compensation “actually paid” to the Other NEOs, calculated pursuant to Regulation S-K, (iii) our Total Shareholder Return (TSR), illustrating the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock as of December 30, 2022 (approximately 16.39 shares valued at $6.10 per share) and (iv) our net loss as reflected in our audited financial statements for the applicable year.

Year	Summary Compensation Table Total for CEO Mr. te Boekhorst(1)(2)	Compensation Actually Paid to CEO Mr. te Boekhorst(2)(3)	Summary Compensation Table Total for Former CEO Mr. Brigham	Compensation Actually Paid to Former CEO Mr. Brigham(2)(3)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss (in thousands)
2025	$675,934	$699,369	$831,009	$831,709	$405,380	$405,155	$101	$(1,040)
2024	$—	$—	$392,609	$392,719	$364,403	$366,383	$84	$(2,157)
2023	$—	$—	$395,235	$394,505	$323,521	$310,381	$83	$(5,775)
(1)	The following NEOs are included in the table above:

Year	CEO	Other NEOs
2025	Paul Olivier te Boekhorst, Michael F. Brigham	Bobbi Jo Brockmann, Timothy C. Fiori
2024	Michael F. Brigham	Bobbi Jo Brockmann
2023	Michael F. Brigham	Bobbi Jo Brockmann

(2)	Represents the amount of total compensation reported for our CEO and former CEO in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.
(3)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s CEO, former CEO, and Other NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. Equity values are calculated in accordance with Accounting Standards Codification 718.

Adjustment To PEO Compensation, Footnote
Year		2025
Summary Compensation Table (SCT) Total for Mr. te Boekhorst		$675,934
Deductions	Grant date fair value of stock option awards granted during fiscal year as reported in the SCT	(503,269)
	Fair value as of year end of outstanding and unvested stock option awards granted during fiscal year	526,704
Additions	Change in fair value (comparing year end to the end of prior fiscal year) of stock option awards granted in a prior fiscal year that are outstanding and unvested at year end	0
	Fair value of stock option awards on vest date for stock option awards granted and vested during fiscal year	0
	Change in fair value (comparing the vesting date to the end of the prior fiscal year) of stock option awards granted in a prior fiscal year that vested during the fiscal year	0
Compensation Actually Paid to Mr. te Boekhorst		$699,369

Year		2023	2024	2025
Summary Compensation Table (SCT) Total for Mr. Brigham		$395,235	$392,609	$831,009
Deductions	Grant date fair value of stock option awards granted during fiscal year as reported in the SCT	0	0	0
	Fair value as of year end of outstanding and unvested stock option awards granted during fiscal year	0	0	0
Additions	Change in fair value (comparing year end to the end of prior fiscal year) of stock option awards granted in a prior fiscal year that are outstanding and unvested at year end	(730)	110	0
	Fair value of stock option awards on vest date for stock option awards granted and vested during fiscal year	0	0	0
	Change in fair value (comparing the vesting date to the end of the prior fiscal year) of stock option awards granted in a prior fiscal year that vested during the fiscal year	0	0	700
Compensation Actually Paid to Mr. Brigham		$394,505	$392,719	$831,709

Non-PEO NEO Average Total Compensation Amount			$ 405,380	$ 364,403	$ 323,521
Non-PEO NEO Average Compensation Actually Paid Amount			$ 405,155	366,383	310,381
Adjustment to Non-PEO NEO Compensation Footnote

Year		2023	2024	2025
Summary Compensation Table (SCT) Average Total for Other NEOs		$323,521	$364,403	$405,380
Deductions	Grant date fair value of stock option awards granted during fiscal year as reported in the SCT	0	0	(54,250)
	Fair value of stock option awards granted prior to fiscal year that were forfeited during fiscal year	0	0	(15,800)
	Fair value as of year end of outstanding and unvested stock option awards granted during fiscal year	0	0	63,525
Additions	Change in fair value (comparing year end to the end of prior fiscal year) of stock option awards granted in a prior fiscal year that are outstanding and unvested at year end	(13,140)	1,980	0
	Fair value of stock option awards on vest date for stock option awards granted and vested during fiscal year	0	0	0
	Change in fair value (comparing the vesting date to the end of the prior fiscal year) of stock option awards granted in a prior fiscal year that vested during the fiscal year	0	0	6,300
Average Compensation Actually Paid to Other NEOs		$310,381	$366,383	$405,155

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between CEO, Former CEO, and Other NEO Compensation Actually Paid and Company Total Stockholder Return (TSR)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, former CEO, the average of Compensation Actually Paid to Other NEOs, and the Company’s TSR during the three-year period ended December 31, 2025.

Compensation Actually Paid vs. Net Income

Description of Relationship Between CEO and Other NEO Compensation Actually Paid and Net Loss of the Company

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, Former CEO, and the Average Compensation Actually Paid to Other NEOs, and the Company’s Net Loss during the three-year period ended December 31, 2025.

Total Shareholder Return Amount			$ 101	84	83
Net Income (Loss)			(1,040,000)	$ (2,157,000)	(5,775,000)
PEO Name	Paul Olivier te Boekhorst	Michael F. Brigham		Michael F. Brigham
Paul Olivier te Boekhorst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			675,934	$ 0	0
PEO Actually Paid Compensation Amount			699,369	0	0
Michael F. Brigham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			831,009	392,609	395,235
PEO Actually Paid Compensation Amount			831,709	392,719	394,505
PEO | Paul Olivier te Boekhorst [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(503,269)
PEO | Paul Olivier te Boekhorst [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			526,704
PEO | Paul Olivier te Boekhorst [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Paul Olivier te Boekhorst [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Paul Olivier te Boekhorst [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael F. Brigham [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Michael F. Brigham [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Michael F. Brigham [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	110	(730)
PEO | Michael F. Brigham [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Michael F. Brigham [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			700	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(54,250)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			63,525	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,980	(13,140)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,300	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (15,800)	$ 0	$ 0